Share-based compensation - RSU activity (Details) - 2018 Long Term Incentive Plan - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Unvested at January 1 (in shares)	6,145,959	4,284,439
Forfeited (in shares)	(2,459,478)	(1,749,598)
Vested (in shares)	(3,228,557)	(1,601,305)
Granted (in shares)	5,875,860	5,212,423
Unvested at December 31 (in shares)	6,333,784	6,145,959
Weighted-Average Grant Date Fair Value
Unvested at January 1 (in dollars per share)	$ 4.12	$ 7.44
Forfeited (in dollars per share)	4.06	5.66
Vested (in dollars per share)	4.33	7.77
Granted (in dollars per share)	3.68	3.03
Unvested at December 31 (in dollars per share)	$ 3.63	$ 4.12
RSUs vested at December 31 (in shares)	9,061,395	5,832,838